STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

8.   STOCK-BASED COMPENSATION

(a)   Employee Stock Option Plan ("ESOP")

  The Company's ESOP provides for the granting of stock options to directors, officers, employees and service providers to purchase common shares. Under the ESOP, stock options are granted at the fair market value of the underlying shares on the day prior to the date of grant. The number of common shares that may be reserved for issuance to any one person pursuant to stock options (under the ESOP or otherwise), warrants, share purchase plans or other arrangements may not exceed 5% of the Company's common shares issued and outstanding at the date of grant.

  On April 24, 2001, the Compensation Committee of the Board of Directors adopted a policy pursuant to which stock options granted after that date have a maximum term of five years. In 2010, the shareholders approved a resolution to increase the number of common shares reserved for issuance under the ESOP by 1,300,000 to 20,300,000. In 2011 and 2012 the shareholders approved a further 3,000,000 and 2,500,000 common shares for issuance under the ESOP, respectively.

  Of the 3,257,000 stock options granted under the ESOP in 2012, 814,250 stock options vested immediately and expire in 2017. The remaining stock options expire in 2017 and vest in equal installments, on each anniversary date of the grant, over a three-year period. Of the 2,630,785 stock options granted under the ESOP in 2011, 657,696 stock options vested immediately and expire in 2016. The remaining stock options expire in 2016 and vest in equal installments, on each anniversary date of the grant, over a three-year period. Of the 2,926,080 stock options granted under the ESOP in 2010, 731,520 stock options vested immediately and expire in 2015. The remaining stock options expire in 2015 and vest in equal installments, on each anniversary date of the grant, over a three-year period. Upon the exercise of stock options under the ESOP, the Company issues new common shares to settle the obligation.

  The following summary details activity with respect to Agnico-Eagle's outstanding stock options:

	2012		2011		2010

	Number of Stock Options	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Exercise Price

Outstanding, beginning of year	8,959,051	C$62.88	6,762,704	C$56.94	5,707,940	C$53.85

Granted	3,257,000	36.99	2,630,785	76.12	2,926,080	57.55

Exercised	(416,275)	43.51	(308,688)	43.62	(1,627,766)	47.02

Forfeited	(731,000)	59.72	(125,750)	67.47	(243,550)	58.03

Expired	(481,650)	47.49	–	–	–	–

Outstanding, end of year	10,587,126	C$56.60	8,959,051	C$62.88	6,762,704	C$56.94

Options exercisable at end of year	6,510,464		5,178,172		2,972,857

  The following table details 2012 activity with respect to Agnico-Eagle's nonvested stock options:

	2012

	Number of Stock Options		Weighted Average Grant Date Fair Value

Nonvested, beginning of year	3,780,879	C$	17.79

Granted	3,257,000		8.29

Vested	(2,625,467)		15.63

Forfeited (nonvested)	(335,750)		12.50

Nonvested, end of year	4,076,662	C$	13.33

  Cash received for stock options exercised in 2012 was $18.2 million (2011 – $13.6 million; 2010 – $74.7 million).

  The total intrinsic value of stock options exercised in 2012 was C$3.6 million (2011 – C$8.0 million; 2010 – C$46.5 million).

  The weighted average grant date fair value of stock options granted in 2012 was C$8.29 (2011 – C$17.05; 2010 – C$16.31). The total fair value of stock options vested during 2012 was $41.0 million (2011 – $46.7 million; 2010 – $36.7 million).

  The following table summarizes information about Agnico-Eagle's stock options outstanding and exercisable at December 31, 2012:

	Stock Options Outstanding			Stock Options Exercisable

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

C$33.26 – C$59.71	6,378,941	2.50 years	C$47.45	3,485,921	C$52.68

C$60.72 – C$83.08	4,208,185	2.14 years	70.46	3,024,543	68.18

C$33.26 – C$83.08	10,587,126	2.36 years	C$56.60	6,510,464	C$59.88

  The weighted average remaining contractual term of stock options exercisable at December 31, 2012 was 1.7 years.

  The Company has reserved for issuance 10,587,126 common shares in the event that these stock options are exercised.

  The number of common shares available for the granting of stock options under the ESOP as at December 31, 2012, December 31, 2011 and December 31, 2010 was 3,717,785, 3,262,135 and 2,771,420, respectively.

  Subsequent to the year ended December 31, 2012, on January 2, 2013, 2,803,000 stock options were granted under the ESOP, of which 700,750 stock options vested immediately and expire in the year 2018. The remaining stock options expire in 2018 and vest in equal installments on each anniversary date of the grant, over a three-year period.

  Agnico-Eagle estimated the fair value of stock options under the Black-Scholes option pricing model using the following weighted average assumptions:

	2012	2011	2010

Risk-free interest rate	1.26%	1.95%	1.86%

Expected life of stock options (in years)	2.8	2.5	2.5

Expected volatility of Agnico-Eagle's share price	37.5%	34.70%	43.80%

Expected dividend yield	2.14%	0.89%	0.42%

  The Company uses historical volatility in estimating the expected volatility of Agnico-Eagle's share price. The expected term of stock options granted is derived from historical data on employee exercise and post-vesting employment termination experience.

  The aggregate intrinsic value of stock options outstanding at December 31, 2012 was C$(47.3) million. The aggregate intrinsic value of stock options exercisable at December 31, 2012 was C$(50.5) million.

  The total compensation expense for the ESOP recognized in the general and administrative line item of the consolidated statements of income (loss) and comprehensive income (loss) for 2012 was $33.8 million (2011 – $42.2 million; 2010 – $37.8 million). The total compensation cost related to nonvested stock options not yet recognized is $24.5 million as at December 31, 2012 and the weighted average period over which it is expected to be recognized is 1.6 years. Of the total compensation cost for the ESOP, $1.3 million was capitalized as part of the property, plant and mine development line item of the consolidated balance sheets in 2012 (2011 – $1.4 million; 2010 – $1.3 million).

(b)   Incentive Share Purchase Plan

  On June 26, 1997, the Company's shareholders approved an incentive share purchase plan (the "Purchase Plan") to encourage directors, officers and employees ("Participants") to purchase Agnico-Eagle's common shares at market value. In 2009, the Purchase Plan was amended to remove non-executive directors as eligible Participants.

  Under the Purchase Plan, Participants may contribute up to 10% of their basic annual salaries, and the Company contributes an amount equal to 50% of each Participant's contribution. All common shares subscribed for under the Purchase Plan are newly issued by the Company. The total compensation cost recognized in 2012 related to the Purchase Plan was $7.2 million (2011 – $6.4 million; 2010 – $5.0 million).

  In 2012, 507,235 common shares were subscribed for under the Purchase Plan (2011 – 360,833; 2010 – 229,583) for a value of $21.7 million (2011 – $19.2 million; 2010 – $15.0 million). In May 2008, the Company's shareholders approved an increase in the maximum number of common shares reserved for issuance under the Purchase Plan to 5,000,000 from 2,500,000. As at December 31, 2012, Agnico-Eagle has reserved for issuance 1,642,853 common shares (2011 – 2,150,088; 2010 – 2,510,921) under the Purchase Plan.

(c)   Restricted Share Unit Plan

  In 2009, the Company implemented the RSU plan for certain employees. A deferred compensation balance was recorded for the total grant date value on the date of grant. The deferred compensation balance was recorded as a reduction of shareholders' equity and was amortized as compensation expense over the applicable vesting period of two years.

  Effective January 1, 2012, the RSU plan was amended to include directors and senior executives of the Company. A deferred compensation balance was recorded for the total grant date value on the date of grant. The deferred compensation balance was recorded as a reduction of shareholders' equity and is to be amortized as compensation expense over the applicable vesting period of three years.

  In 2012, the Company funded the RSU plan by transferring $12.0 million (2011 – $3.7 million; 2010 – $4.0 million) to an employee benefit trust (the "Trust") that then purchased shares of the Company in the open market. The Trust is funded once per year during the first quarter of each year. Compensation cost for the RSU plan incorporates an expected forfeiture rate. The forfeiture rate is estimated based on the Company's historical employee turnover rates and expectations of future forfeiture rates that incorporate various factors that include historical employee stock option plan forfeiture rates. For the years 2009 through 2012, the impact of forfeitures was not material. For accounting purposes, the Trust is treated as a variable interest entity and consolidated in the accounts of the Company. On consolidation, the dividends paid on the shares held by the Trust are eliminated. The common shares purchased and held by the Trust are treated as not outstanding for the basic earnings per share ("EPS") calculations. They are included in the basic EPS calculations once they have vested. All of the unvested common shares held by the Trust are included in the diluted EPS calculations.

  Compensation cost related to the RSU plan was $6.6 million in 2012 (2011 – $3.3 million; 2010 – $3.0 million). Compensation cost related to the RSU plan is included as part of the production, general and administrative and exploration and corporate development line items of the consolidated statements of income (loss) and comprehensive income (loss), consistent with the classification of other elements of compensation expense for those employees who held RSUs. Of the total compensation cost for the RSU plan, nil was capitalized as part of the property, plant and mine development line item of the consolidated balance sheets in 2012 (2011 – nil; 2010 – $0.1 million).

  Subsequent to the year ended December 31, 2012, 422,553 RSUs were granted under the RSU plan. Of these, 131,846 RSUs vest in 2014, 277,944 RSUs vest in 2015 and 12,763 RSUs vest in 2016.